UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22377
Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
(Exact name of registrant as specified in charter)

909 Third Avenue
32nd Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-242-5742
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.
ROBECO-SAGE MULTI-STRATEGY TEI FUND, L.L.C.
Financial Statements (unaudited)
For the period April 1, 2010 (commencement of operations) through September 30, 2010

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Table of Contents
For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission’s website at http://www.sec.gov.

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Statement of Assets and Liabilities (unaudited)
September 30, 2010

Assets
Investment in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	$6,311,242
Deferred Offering Costs	61,281
Due from Adviser	60,636
Cash and cash equivalents	6,203

Total assets	6,439,362

Liabilities
Professional fees payable	17,139
Distribution fees payable	10,576
Board of Managers’ fees payable	3,000
Administration fees payable	846
Other accrued expenses	2,902

Total liabilities	34,463

Net Assets	$6,404,899

Members’ Capital
Net capital	$6,313,512
Accumulated net investment loss	(29,643)
Accumulated net realized gain on investment in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	(92,218)
Net unrealized appreciation on investment in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	213,248

Members’ Capital	$6,404,899

Net Asset Value Per Unit (based on 6,406 units outstanding)	$999.89

The accompanying notes are an integral part of the financial statements.

1

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Statement of Operations (unaudited)
For the period April 1, 2010 (commencement of operations) through September 30, 2010

Net investment loss allocated from Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Interest income	$13
Expenses	(14,801)

Net investment loss allocated from Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	(14,788)

Fund Expenses
Offering fees	48,955
Professional fees	28,736
Distribution expense	10,576
Board of Managers’ fees	6,000
Custody fees	1,250
Administration fees	1,032
Other fees	3,820

Total fund expenses	100,369
Fund expenses reimbursed	(85,514)

Net Expenses	14,855

Net Investment Loss	(29,643)

Realized and Unrealized Gains/(Losses) on Investment Activities allocated from Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Net Realized Loss on Investment	(92,218)
Net Change in Unrealized Appreciation on Investment	213,248

Net Realized and Unrealized Gains on Investments allocated from Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	121,030

Net Increase in Members’ Capital derived from Investment Activities	$91,387

The accompanying notes are an integral part of the financial statements.

2

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Statement of Changes in Members’ Capital

For the period April 1,
2010 (commencement of
operations) through
September 30, 2010
(unaudited)
From Investment Activities
Net investment loss*	$(29,643)

Net realized loss on investment in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	(92,218)
Net change in unrealized appreciation on investment in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	213,248

Net realized and unrealized gains	121,030

Net increase in Members’ Capital derived from investment activities	91,387

Members’ Capital Transactions
Sales of Units	6,313,512

6,313,512

Net Increase in Members’ Capital	6,404,899
Members’ Capital at Beginning of Period	—

Members’ Capital at End of Period	$6,404,899

Accumulated Net Investment Loss	$(29,643)

The accompanying notes are an integral part of the financial statements.

3

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Statement of Cash Flows (unaudited)
For the period April 1, 2010 (commencement of operations) through September 30, 2010

Cash Flows Used in Operating Activities
Net increase in Members’ Capital derived from investment activities	$91,387
Adjustments to reconcile net decrease in Members’ Capital derived from investment activities to cash used in operating activities:
Payment for purchases of investments in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	(6,205,000)
Net change in unrealized appreciation on investment in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	(213,248)
Net realized loss on investment in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	92,218
Net investment loss allocated from Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	14,788
Increase in due from Adviser	(60,636)
Increase in deferred offering costs	(61,281)
Increase in professional fees payable	17,139
Increase in administration fee payable	846
Increase in Board of Managers’ fees payable	3,000
Increase in distribution fees payable	10,576
Increase in other accrued expenses	2,902

Net cash used in operating activities	(6,307,309)

Cash Flows from Financing Activities
Proceeds from sales of Units	6,313,512

Net cash provided by financing activities	6,313,512

Net increase in cash and cash equivalents	6,203
Cash and cash equivalents, beginning of period	—

Cash and cash equivalents, end of period	$6,203

The accompanying notes are an integral part of the financial statements.

4

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Financial Highlights

	For the period April 1, 2010
	(commencement of
	operations) through September
	30, 2010 (unaudited)
Per Unit Operating Performance
Beginning net asset value	$1,000.00

Income/(loss) from operations*:
Net investment loss	(11.74)
Net realized and unrealized appreciation from Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.	11.63

Net change in net assets resulting from operations	(0.11)

Ending net asset value	$999.89

Total Return(1)	(0.01)%

Net assets, end of period (000’s)	$6,405

Ratios to Average Net Assets(7)
Expenses, before waivers and reimbursements (2)	9.18	% (3)
Expenses, net of waivers and reimbursements (2)	2.36	% (3)(5)
Net investment loss, before waivers and reimbursements	(9.18	)% (3)
Net investment loss, net of waivers and reimbursements	(2.36	)% (3)
Portfolio turnover rate	10.90	% (4)(6)

*	Per share calculations were performed using average shares for the period.

(1)	Total return is for the period indicated and has not been annualized.

(2)	Expenses of Portfolio Funds are not included in the expense ratio.

(3)	Annualized.

(4)	Not annualized.

(5)	Expense ratio is greater then the expense cap of 2.25% due to inclusion of extraordinary expenses that are not covered by the expense cap as further described in Note 4.

(6)	Portfolio turnover rate represents the rate for Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.

(7)	Includes amounts allocated from the Master Fund.
The accompanying notes are an integral part of the financial statements.

5

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Notes to Financial Statements (unaudited)
September 30, 2010
1. Organization
Robeco-Sage Multi-Strategy TEI Fund, L.L.C. (the “Fund”) is a newly formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company. The Fund is similar to a hedge fund in that, through its investment in the Master Fund (as defined below), its assets are actively managed and units of limited liability interests in the Fund (“Units”) are sold solely to high net worth individuals and institutional investors, but differs from a hedge fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the “1933 Act”).
The Fund’s investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Fund accomplishes its investment objective by investing substantially all of its assets in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C. (the “Master Fund”), a Delaware limited liability company, which, like the Fund is registered under the 1940 Act. The Master Fund, in turn, invests its assets primarily in foreign hedge funds, joint ventures, investment companies and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At September 30, 2010, the Fund holds 5.35% ownership interest in the Master Fund. The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in the report and should be read in conjunction with the Fund’s financial statements.
Investors who purchase Units and who are admitted to the Fund by its Board of Managers (the “Board”) will become members of the Fund (“Members”).
For accounting purposes, the Fund’s fiscal year is the 12-month period ending on March 31 (the initial period will be from the commencement of operations through March 31, 2011). The fiscal year of the Master Fund is the 12-month period ending on March 31. The 12-month period ending December 31 of each year is the taxable year of the Fund and the Master Fund. The first tax year will commence on the initial closing date.
The Fund received its initial investment on February 16, 2010 and commenced investing on April 1, 2010.
2. Significant Accounting Policies
A. Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

6

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Significant Accounting Policies (concluded)
B. Portfolio Valuation and Investment Transactions
The Fund records its investment in the Master Fund at fair value. Valuation of investments held by the Master Fund are discussed in the notes to the Master Fund’s financial statements, included elsewhere in this report.
C. Income Taxes
Counsel to the Fund will render an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also will render its opinion that, under a “facts and circumstances” test, the Fund will not be treated as a “publicly traded partnership” taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member’s distributive share of the Master Fund’s taxable income or loss.
ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Based on its analysis, management has determined that these provisions of ASC 740 did not have a material impact to the Fund’s financial statements. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.
D. Distribution Policy
The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.
E. Cash and Cash Equivalents
The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.
3. Related Party Transactions and Other
Related Parties
Robeco Investment Management, Inc. (the “Adviser”) serves as the investment adviser of the Fund, the Master Fund and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. (“Robeco”) and is responsible for developing, implementing and supervising the Fund’s investment program and providing day-to-day management services to the Fund. The Board has overall responsibility for the management and supervision of the operations of the Fund. Employees of the Adviser serve as officers and as members of the Board of the Fund.

7

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
3. Related Party Transactions and Other (continued)
Related Parties (continued)
In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Fund during the calendar quarter (the “Advisory Fee”). However, under the agreement, the Fund is not subject to the Advisory Fee so long as substantially all of the Fund’s assets remain invested in the Master Fund, which also pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during the calendar quarter for investment advisory services. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement.
The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Robeco Securities, L.L.C., a subsidiary of the Adviser, to act as the distributor for the sale of Units (the “Distributor”). Robeco Securities, L.L.C. serves as the Distributor on a reasonable best efforts basis, subject to various conditions, and may retain broker-dealers (collectively with the Distributor, the “Selling Agents”) to assist in the distribution of Units. The Distributor is entitled to charge a sales load to each investor on the purchase price of its Units of up to 2.5%. The specific amount of the sales load paid with respect to a Member is generally dependent on the size of the investment in the Fund. The sales load will be charged as a percentage of an investor’s investment amount. The sales load will not constitute an investment made by the investor in the Fund. There were no sales loads charged by the Distributor for the six-month period ended September 30, 2010.
In addition, the Fund pays the Distributor an ongoing quarterly distribution fee (the “Distribution Fee”) at an annualized rate of 0.85% of the average net assets of the Fund during the calendar quarter (after adjustment for purchases effective on that date), as compensation for the sale and marketing of Units. The Distribution Fee is payable in arrears within five days after the end of the quarter.
The Fund has also entered into a Member Services Agreement (the “Member Services Agreement”) with the Distributor to provide (or arrange for the provision of) ongoing Member and account maintenance services. As consideration for these services, the Fund pays an ongoing quarterly Member servicing fee to the Distributor at an annualized rate of 0.15% of the average net assets of the Fund. The Distributor may pay all or a portion of this amount to retain broker-dealers (“Member Service Providers”) to provide Member and account maintenance services.
The amounts due to the Distributor are subject to certain limitations as defined in the agreements.
The Fund and the Master Fund have entered into a Master/Feeder Agreement dated February 22, 2010. Pursuant to the agreement, the Fund and the Master Fund each have the same investment objective and substantially the same investment policies. The Fund pursues its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

8

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
3. Related Party Transactions and Other (concluded)
Related Parties (concluded)
An affiliate of the Adviser has invested in the Fund primarily as a seed investor. At September 30, 2010, the affiliate’s capital balance was $99,990.
Cooperatieve Centrale Raiffeissen — Boerenleen Bank B.A. (“Rabobank”), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the “BHCA”), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Master Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Master Fund for purposes of the BHCA.
Each member of the Board, who is not an “interested person” of the Fund, as defined by the 1940 Act, receives an annual fee of $4,000. In addition, the Master Fund pays each member of the Board who is not an “interested person” an annual fee of $2,000. Any Board member who is an “interested person” does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.
Other
SEI Investments Global Fund Services (the “Administrator”) provides various administrative services to the Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and subject to approval by the Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund, pursuant to an administration agreement (the “Administration Agreement”). In consideration of such services, the Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Fund and the other funds in the “Fund Complex” (as defined in the Fund’s prospectus) at an annual rate of up to 0.12%, subject to certain fee minimums for each fund, and reimburses the Administrator for certain out-of-pocket expenses. After its initial term of three years, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days’ written notice.
SEI Private Trust Company acts as custodian (the “Custodian”) for the Fund’s assets. In consideration for such services, the Fund pays the Custodian an annual fee of $2,500. In addition, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.
4. Fund Expenses
The Fund bears all of its own expenses and, through its investment in the Master Fund, its portion of the Master Fund’s operating expenses, other than those borne by the Adviser pursuant to the Advisory Agreement and the Master Fund’s advisory agreement with the Adviser, and the Distributor pursuant to the Distribution Agreement and the Member Services Agreement, including, but not limited to: all investment

9

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
4. Fund Expenses (concluded)
related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; all costs and expenses associated with the establishment of any portfolio accounts; any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund and the Master Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund; administrative expenses and fees of the Fund and the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Master Fund’s management fee; Distribution Fee; the Member Servicing Fee; fees and travel-related and other expenses of members of the Board and the Master Fund’s board of managers who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund’s and Master Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.
The Fund also indirectly bears fees and expenses of the Portfolio Funds, as an investor in the Master Fund. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% — 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.
The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses), as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund to 2.25% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). Therefore, the accompanying Statement of Assets and Liabilities includes a receivable from the Adviser of $60,636 for the reimbursement of excess expenses.
In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time the expense was paid or absorbed. The Expense Limitation Agreement will remain in effect until terminated the Fund. None of the fees charged to the Master Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

10

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
5. Initial Offering Costs and Organizational Expenses
The Fund incurred initial offering costs totaling approximately $110,236 comprised principally of legal costs pertaining to the preparation of the Fund’s offering documents. These costs will be amortized over the initial period which is expected to expire on March 31, 2011. These offering costs are subject to the Expense Limitation and Reimbursement Agreement.
Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations and are subject to the Expenses Limitation Agreement with the Adviser. The Fund incurred $26,500 in organizational costs as of February 16, 2010.
6. Members’ Capital
Unit transactions for the six-month period ended September 30, 2010 were as follows:

Units outstanding at beginning of period	—
Units issued	6,406
Units redeemed	—

Units outstanding at end of period	6,406

7. Borrowings
The Fund and the Master Fund do not expect to engage in borrowings other than on a short-term or temporary basis. Borrowings by the Fund and Master Fund, including any borrowings on behalf of portfolio accounts, are subject to a 300% asset coverage requirement under the 1940 Act.
8. Capital Accounts and Allocations
The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member’s initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a “per unit” method to account for Members’ Capital effective at the inception of the Fund. A Member’s contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the Member’s behalf that reflects the Member’s pro rata share of the Fund’s capital. A Member’s capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member’s capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member’s capital account as described below. Similarly, each Member’s capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Units, or portion thereof, of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member’s capital account as described below.

11

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
8. Capital Accounts and Allocations (concluded)
Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Fund is made; (iv) any day on which the Fund repurchases Units of any Member; or (v) any day on which any amount is credited to or debited against the capital account of any Member other than an amount to be credited to or debited against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member’s capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.
Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members’ respective investment percentages for the fiscal period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Fund of Units and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective investment percentages. Each Member’s investment percentage will be determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member’s capital account by the sum of the balances of the capital accounts of all Members.
9. Purchases and Repurchases of Units
Generally, the minimum initial investment in the Fund from each investor is $50,000, and the minimum additional investment in the Fund is $25,000. The minimum initial investment for employees of the Adviser or a Selling Agent and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, members of the Board, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000, and the minimum additional investment in the Fund is $10,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.
Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members as of the last business day in March, June, September and December. A repurchase fee equal to 2.0% of the value of a Unit repurchased, which is retained by the Fund, will apply if the date as of which the Units are to be valued for purposes of repurchase is less than one year following the date of a Member’s investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

12

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Notes to Financial Statements (unaudited) (concluded)
9. Purchases and Redemptions of Units (concluded)
The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units; (ii) the liquidity of the Fund’s assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units.
10. Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
11. Tender Offer
On August 30, 2010 the Fund offered to purchase up to $2,000,000 of Units tendered by Members of the Fund at a price equal to the net asset value as of December 31, 2010. In November 2010, the Fund accepted tender offer requests of approximately $100,000, all of which was comprised of seed capital. The final tender amount will be based upon the December 31, 2010 net asset value.
12. Subsequent Events
Subsequent to period-end through November 29, 2010, the Fund received $3,141,575 subscriptions.

13

ADVISORY AGREEMENT APPROVAL
At a meeting of the Board of Managers (the “Board”) of Robeco-Sage Multi-Strategy TEI Fund, L.L.C., a Delaware limited liability company (the “Fund”), held on February 22, 2010, a majority of the managers (the “Managers”), including a majority of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940 Act, as amended (the “1940 Act”), of the Fund (the “Independent Managers”), approved the initial two-year term of the investment advisory agreement between the Fund and Robeco Investment Management, Inc., a Delaware corporation (the “Adviser”) (the “Advisory Agreement”). The Fund is a feeder fund in a master/feeder structure and invests substantially all of its assets in Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C. (the “Master Fund”). The Fund has the same investment objective and substantially the same policies as those of the Master Fund, which is also advised by the Adviser.
In considering whether to approve the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Fund by the Adviser and the fees to be paid by the Fund to the Adviser; (ii) information concerning the individuals who would be responsible for the day to day management of the Fund’s assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:
(a) The nature, extent and quality of services to be provided by the Adviser. The Managers reviewed the proposed services that the Adviser would provide to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the proposed management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of proposed transactions to be entered into on behalf of the Fund. The Board observed that the nature and scope of services to be provided under the Advisory Agreement are substantially identical to those that are provided by the Adviser to the Master Fund. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of reasonably high quality.
(b) Investment performance of the Fund and the Adviser. In connection with the evaluation of the services to be provided by the Adviser, the Managers generally reviewed the performance of the Adviser with respect to other investment vehicles managed by it. Because the Fund was newly formed, the Managers did not consider the investment performance of the Fund. But, the Managers took into account the experience, resources and strengths of the Adviser in managing investment companies that invest primarily in portfolio funds, including the Adviser’s experience in advising the Master Fund and a number of unregistered funds that have investment objectives and strategies similar to those of the Fund. The Managers considered the amount of assets under the management of the Adviser, as well as the experience of the individuals comprising the Adviser’s Investment Committee.
The Managers also particularly took into account the investment performance of the Master Fund, and found its overall returns to be generally satisfactory, particularly in light of its relatively low volatility and the general market conditions.

14

ADVISORY AGREEMENT APPROVAL (continued)
(c) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. The Managers also considered the cost of the services to be provided by the Adviser. Under the Advisory Agreement, the Fund would be required to pay a fee at the annual rate of 0.75% of the Fund’s average net assets. The Board observed, however, that this fee will not be charged to the Fund so long as the Fund remains substantially invested in the Master Fund. It was also considered that the Master Fund’s advisory agreement with the Adviser likewise provides for a 0.75% fee to be paid to the Adviser, which will be indirectly borne by the Fund as an investor in the Master Fund. The Board also considered that, in addition to the fees charged by the Adviser, the Fund will also bear its pro rata portion of the advisory fees charged by the portfolio funds in which the Master Fund invests. The Managers reviewed information comparing the proposed advisory fee rate and the estimated total expense ratio to those of other similar registered funds of hedge funds. Additionally, the Board considered that a fee cap will be in place and evaluated the impact of the cap on the Adviser and the Fund.
The Managers reviewed information comparing both the services to be rendered and the fees to be paid under the Advisory Agreement to those under other advisory contracts of the Adviser and to those under other advisory contracts of other advisers to similar closed-end registered investment companies. In particular, the Board evaluated the Fund’s proposed contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund’s proposed advisory fee rate compared favorably to the fee rates paid by such other similar registered funds. The Board also found that the proposed fee rate compared favorably to the fees charged by the Adviser to other accounts with similar investment strategies.
The Managers then considered the profits to be realized by the Adviser and its affiliates from their relationship with the Fund. Since the Fund was newly formed and the eventual aggregate amount of the Fund’s assets was uncertain, the Adviser was not able to provide the Managers with specific information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Fund. The Managers noted the Adviser’s expectation that the profitability level would not be excessive.
Because the Adviser also manages other feeder funds that invest in the Master Fund, the Board also considered information previously furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the those funds (the “Feeder Funds”) (the “Profitability Analysis”). After reviewing the information contained in the Profitability Analysis, the Board noted that, given the overall performance of the Feeder Funds and the quality of services provided, the profitability of the Adviser with respect to the Feeder Funds seemed reasonable. The Board determined that the Adviser’s expected profitability with respect to the Fund also seemed reasonable, given: (i) the substantially identical nature of the proposed services to be provided to the Fund; and (ii) the similar costs of the services to be provided.
(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund’s assets. Because the Fund was newly formed and the eventual amount of the Fund’s assets was uncertain, the Adviser was not able to provide the Managers with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Managers determined that they would revisit the issue after the initial two-year term of the Advisory Agreement.

15

ADVISORY AGREEMENT APPROVAL (concluded)
Conclusion. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including proposed fees and expenses, were fair and reasonable in light of the nature, extent and quality of services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present in person at the February 22, 2010 meeting, including a majority of the Independent Managers, approved the Advisory Agreement for the initial two-year term.

16

ROBECO-SAGE MULTI-STRATEGY TEI MASTER FUND, L.L.C.
Financial Statements (unaudited)
For the six-month period ended September 30, 2010

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Table of Contents
Financial Statements (unaudited):

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Advisory Agreement Approval	24
The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission’s website at http://www.sec.gov.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Schedule of Investments (unaudited)
September 30, 2010

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Long/Short Equity:
Artha Emerging Markets Fund, Ltd.	$2,200,000	$2,333,804	1.98%	Quarterly
Cobalt Offshore Fund	4,300,000	4,867,066	4.13%	Quarterly
Criterion Capital Partners, Ltd.	3,453,714	4,313,670	3.66%	Monthly
Henderson Asia Pacific Absolute Return Fund, Ltd.	3,070,175	3,028,633	2.56%	Monthly
Highline Capital International, Ltd.	3,700,969	4,105,880	3.48%	Quarterly
Ivory Offshore Flagship Fund, Ltd.	3,436,922	4,031,804	3.42%	Quarterly
Kylin Offshore Fund, Ltd.	3,550,000	3,784,087	3.21%	Quarterly
Pennant Windward Offshore Fund	4,666,547	5,077,310	4.30%	Quarterly
PFM Diversified Offshore Fund, Ltd.	4,400,000	5,175,971	4.39%	Quarterly
Scopia PX International, Ltd.	3,350,000	3,398,260	2.88%	Quarterly

Total Long/Short Equity	36,128,327	40,116,485	34.01%

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Schedule of Investments (unaudited) (continued)
September 30, 2010

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Event Driven:
Altima Global Special Situations Fund, Ltd.	$1,811,755	$2,131,301	1.81%	Monthly
BHR Offshore Fund, Ltd.	2,400,000	2,525,356	2.14%	Quarterly
Elliott International, Ltd.	3,500,000	5,930,337	5.03%	Quarterly
Eton Park Overseas Fund, Ltd.	3,144,780	4,133,971	3.51%	Annually
Fir Tree International Value Fund II, Ltd.	2,992,712	3,681,373	3.12%	Quarterly
Magnetar Capital Fund, Ltd.	1,115,006	1,026,872	0.87%	†
Montrica Global Opportunities Fund	589,742	502,476	0.43%	Annually
Octavian Global Fund, Ltd.	680,366	488,331	0.41%	‡
Owl Creek Overseas Fund, Ltd.	3,150,000	3,421,423	2.90%	Quarterly
Perry Partners International, Inc.	275,979	335,774	0.28%	‡
Taconic Opportunity Offshore Fund, Ltd.	2,674,724	2,868,589	2.43%	Quarterly

Total Event Driven	22,335,064	27,045,803	22.93%

Distressed:
Anchorage Capital Partners Offshore, Ltd.	3,300,000	4,442,072	3.77%	Annually
Credit Distressed Blue Line Offshore Fund, Ltd.	3,500,000	3,776,445	3.20%	Quarterly
Greywolf Capital Overseas Fund	66,602	42,073	0.04%	‡
Redwood Offshore Fund, Ltd.	2,660,000	4,394,565	3.72%	Bi-Annually
York Credit Opportunities Unit Trust	1,500,000	1,767,609	1.50%	Semi-Annually

Total Distressed	11,026,602	14,422,764	12.23%

Macro:
Brevan Howard Emerging Markets Strategies Fund Limited	1,827,961	2,346,518	1.99%	Monthly
Brevan Howard Fund Limited	2,850,000	3,275,182	2.78%	Monthly
WCG Offshore Fund, Ltd.	3,500,000	3,897,067	3.30%	Quarterly
Wexford Offshore Spectrum Fund	42,262	54,086	0.04%	‡
Woodbine Capital Fund, Ltd.	3,700,000	4,007,699	3.40%	Quarterly

Total Macro	11,920,223	13,580,552	11.51%

Fundamental Market Neutral:
Level Global, Ltd.	3,645,285	3,798,283	3.22%	Quarterly
O’Connor Global Fundamental Market Neutral Long/Short Limited	3,571,711	4,900,127	4.15%	Monthly

Total Fundamental Market Neutral	7,216,996	8,698,410	7.37%

Structured Credit:
Cerberus International SPV, Ltd.	3,502,076	2,958,182	2.51%	†
Dune Capital International, Ltd.	208,095	117,189	0.10%	†
Fortress Value Recovery Fund I Ltd.	156,150	48,941	0.04%	‡
Sorin Offshore Fund, Ltd.	37,313	33,071	0.03%	†

Total Structured Credit	3,903,634	3,157,383	2.68%

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Schedule of Investments (unaudited) (concluded)
September 30, 2010

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund	$252,255	$197,013	0.17%	‡
Broad Peak Fund, Ltd.	3,300,000	2,955,766	2.50%	Quarterly
Citadel Kensington Global Strategies Fund, Ltd.	3,415	3,806	0.00%	Quarterly

Total Multi-Strategy Relative Value	3,555,670	3,156,585	2.67%

Fixed Income Relative Value:
Pelagus Capital Fund, Inc.	1,100,000	1,139,295	0.96%	Monthly
The Drake Absolute Return Fund, Ltd.	257,932	188,200	0.16%	†

Total Fixed Income Relative Value	1,357,932	1,327,495	1.12%

Credit:
Latigo Offshore Ltd.	56,926	79,168	0.07%	†

Total Portfolio Funds	97,501,374	111,584,645	94.59%

Cash & Cash Equivalents:
SEI Daily Income Trust Treasury Fund, Cl A, 0.02%(1)	2,076,856	2,076,856	1.76%	Daily
Western Asset/Citi Institutional U.S. Treasury Reserves, Cl A, 0.02%(1)	955,725	955,725	0.81%	Daily

Total Cash & Cash Equivalents	3,032,581	3,032,581	2.57%

Total Investments	$100,533,955	$114,617,226	97.16%

*	Percentages are based on Members’ Capital at the end of the period of $117,969,204.

**	Liquidity terms shown apply after initial lock-up provisions. See Notes 10.B and 12 for a description of initial lock-up provisions.

†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. See Note 10.D for additional information on side pockets. Final distribution dates cannot be estimated.

(1)	The rate shown is the 7-day effective yield as of September 30, 2010.
At September 30, 2010, the aggregate cost of investments for tax purposes was $97,501,374. Net unrealized appreciation on investments for tax purposes was $14,083,271 consisting of $15,732,234 of gross unrealized appreciation and ($1,648,963) of gross unrealized depreciation.
The investments in Portfolio Funds shown above, representing 94.59% of Members’ Capital, have been fair valued as described in Note 2.B.
The accompanying notes are an integral part of the financial statements.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Statement of Assets and Liabilities (unaudited)
September 30, 2010

Assets
Investments in Portfolio Funds, at fair value (cost $97,501,374)	$111,584,645
Cash and cash equivalents	3,032,581
Fund investments made in advance	2,800,000
Receivable from Portfolio Funds	1,870,900

Total assets	119,288,126

Liabilities

Redemptions payable	1,000,000
Management fee payable	207,408
Professional fees payable	53,007
Administration fee payable	31,278
Redemptions fee payable	20,875
Board of Managers’ fees payable	1,500
Other accrued expenses	4,854

Total liabilities	1,318,922

Net Assets	$117,969,204

Members’ Capital
Net capital	$113,951,797
Accumulated net investment loss	(2,196,790)
Accumulated net realized loss on Portfolio Funds	(6,903,432)
Net unrealized appreciation on investments in Portfolio Funds	13,117,629

Members’ Capital	$117,969,204

The accompanying notes are an integral part of the financial statements.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Statement of Operations (unaudited)
For the six-month period ended September 30, 2010

Investment Income
Interest	$518

Total investment income	518

Expenses
Management fee	436,230
Professional fees	72,673
Administration fee	63,730
Redemption fees	61,486
Line of Credit fee	39,135
Custody fee	5,816
Board of Managers’ fees	3,000
Other expenses	13,515

Total expenses	695,585

Net Investment Loss	(695,067)

Realized and Unrealized Gains/(Losses) on Investments in Portfolio Funds
Net Realized Loss on Investments in Portfolio Funds	(1,676,723)
Net Change in Unrealized Appreciation on Investments in Portfolio Funds	2,508,284

Net Realized and Unrealized Gains	831,561

Net Increase in Members’ Capital derived from Investment Activities	$136,494

The accompanying notes are an integral part of the financial statements.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Statements of Changes in Members’ Capital

	For the six-month
	period ended
	September 30, 2010	For the year ended
	(unaudited)	March 31, 2010
From Investment Activities
Net investment loss*	$(695,067)	$(727,311)

Net realized gain/(loss) on investments in Portfolio Funds	(1,676,723)	(533,249)
Net change in unrealized appreciation on investments in Portfolio Funds	2,508,284	15,052,514

Net realized and unrealized gains/(losses)	831,561	14,519,265

Net increase/(decrease) in Members’ Capital derived from investment activities	136,494	13,791,954

Members’ Capital Transactions
Sales of Units	15,578,458	26,605,770
Redemptions of Units	(13,100,000)	(24,400,000)

	2,478,458	2,205,770

Net Increase in Members’ Capital	2,614,952	15,997,724
Members’ Capital at Beginning of Period	115,354,252	99,356,528

Members’ Capital at End of Period	$117,969,204	$115,354,252

Accumulated Net Investment Loss	$(2,196,790)	$(1,501,723)

*	Investment income less net expenses.
The accompanying notes are an integral part of the financial statements.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Statement of Cash Flow (unaudited)
For the six-month period ended September 30, 2010

Cash Flows from Operating Activities
Net increase in Members’ Capital derived from investment activities	$136,494
Adjustments to reconcile net decrease in Members’ Capital derived from investment activities to cash used in operating activities:
Purchases of Portfolio Funds	(12,450,000)
Sales of Portfolio Funds	11,802,960
Net change in unrealized appreciation on investments in Portfolio Funds	(2,508,284)
Net realized loss on investments in Portfolio Funds	1,676,723
Decrease in receivable from Portfolio Funds	48,213
Increase in fund investments made in advance	(1,800,000)
Decrease in administration fee payable	(483)
Decrease in line of credit fee payable	(7,806)
Increase in management fee payable	709
Decrease in professional fees payable	(68,900)
Increase in redemptions fee payable	20,875
Decrease in other accrued expenses	(11,421)

Net cash used in operating activities	(3,160,920)

Cash Flows from Financing Activities
Proceeds from sales of Units	15,578,458
Redemptions of Units	(14,100,000)

Net cash provided by financing activities	1,478,458

Net decrease in cash and cash equivalents	(1,682,462)
Cash and cash equivalents, beginning of period	4,715,043

Cash and cash equivalents, end of period	$3,032,581

Supplemental schedule of non-cash financing activities:
Redemptions of Units	$1,000,000

The accompanying notes are an integral part of the financial statements.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Financial Highlights

				For the period
	For the six-month			October 1, 2008
	period ended			(commencement of
	September 30, 2010		For the year ended	operations) through
	(unaudited)		March 31, 2010	March 31, 2009
Total Return(1)	0.16%		13.52%	(8.74)%

Net assets, end of period (000’s)	$117,969		$115,354	$99,357

Ratios to Average Net Assets
Expenses(2)	1.19	% (3)	1.34%	1.46	% (3)

Net investment loss	(1.19	)% (3)	(0.66)%	(1.44	)% (3)

Portfolio turnover rate	10.90	% (4)	28.48%	20.35	% (4)

(1)	Total return is for the period indicated and has not been annualized.

(2)	Expenses of Portfolio Funds are not included in the expense ratio.

(3)	Annualized.

(4)	Not annualized.
Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.
The accompanying notes are an integral part of the financial statements.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited)
September 30, 2010
1. Organization
Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C. (formerly Robeco-Sage Triton Master Fund, L.L.C.) (the “Master Fund”) is a recently formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end, management investment company. The fund is a master fund in a master/feeder structure into which its investors, Robeco-Sage Triton Fund, L.L.C., Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C. (formerly Robeco-Sage Triton Institutional Fund, L.L.C.) and Robeco-Sage Multi-Strategy TEI Fund, L.L.C., (the “Feeder Funds” or “Members”) invests substantially all of their assets.
The Master Fund’s investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Master Fund accomplishes its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At September 30, 2010, Robeco-Sage Triton Fund, L.L.C., Robeco-Sage Multi-Strategy TEI Institutional Fund, L.L.C. and Robeco-Sage Multi-Strategy TEI Fund, L.L.C. hold 70.88%, 23.77% and 5.35% ownership interests, respectively, in the Master Fund.
Investors who purchase Units and who are admitted to the Master Fund by its Board of Managers (“the Board”) will become members of the Master Fund.
For accounting purposes, the Master Fund’s fiscal year is the 12-month period ending on March 31. The 12-month period ending December 31 of each year is the taxable year of the Master Fund.
The Master Fund received its initial investment and commenced operations on October 1, 2008.
2. Significant Accounting Policies
A. Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Master Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.
B. Portfolio Valuation and Investment Transactions
The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Significant Accounting Policies (continued)
B. Portfolio Valuation and Investment Transactions (continued)
Such fair value generally represents the Master Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. The Adviser considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.
Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.
The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its assets. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund’s interests in a Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. In accordance with procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it is appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.
Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash balances.
The Master Fund adopted the authoritative guidance on fair value measurements and disclosure under GAAP ASC 820 “Fair Value Measurements”, which established an authoritative definition of fair value, established a framework for measuring fair value, and requires certain disclosures about fair value measurements. The standard established a three-level hierarchy for fair value measurement based on the transparency and independence of inputs used in the valuation of an asset or liability as of the measurement date.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Significant Accounting Policies (continued)
B. Portfolio Valuation and Investment Transactions (continued)
The fair value hierarchy defined by ASC 820 categorizes asset and liability positions into one of three levels, as summarized below, based on the inputs and assumptions used in deriving fair value
• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
• Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. Investments in Portfolio Funds that are redeemable without penalties within 90 days of period-end are considered Level 2 assets and represent the net asset values as reported by the Portfolio Funds; and
• Level 3 – Significant unobservable prices or inputs (including the Master Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. Investments in Portfolio Funds that are not redeemable within 90 days of period-end, or are subject to a redemption penalty extending past December 31, 2010, are considered Level 3 assets and represent the net asset values as reported by the Portfolio Funds.
As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments are classified within Level 3 for those whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.
The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of September 30, 2010.

	Level 1	Level 2	Level 3	Total

Investments in Portfolio Funds	$—	$67,483,514	$44,101,131	$111,584,645
Investments in Cash & Cash Equivalents	3,032,581	—	—	3,032,581

Total	$3,032,581	$67,483,514	$44,101,131	$114,617,226

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Significant Accounting Policies (continued)
B. Portfolio Valuation and Investment Transactions (concluded)
The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Portfolio Funds
Balance as of 3/31/10	$47,105,000
Realized gain/(loss)	(1,730,293)
Change in unrealized appreciation/(depreciation)	2,617,490
Net purchases/(sales)	6,593,328
Net transfers in/(out) of Level 3	(10,484,394)

Balance as of 9/30/10	$44,101,131

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.
C. Income Taxes
Counsel to the Master Fund will render an opinion that the Master Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Master Fund also will render its opinion that, under a “facts and circumstances” test, the Master Fund will not be treated as a “publicly traded partnership” taxable as a corporation. Accordingly, the Master Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member’s distributive share of the Master Fund’s taxable income or loss.
ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Based on its analysis, management has determined that these provisions of ASC 740 did not have a material impact to the Master Fund’s financial statements. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.
As of and during the tax year-ended December 31, 2009, and for the preceding tax year which remains subject to examination by the tax authority, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Master Fund did not incur any interest or penalties.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
2. Significant Accounting Policies (concluded)
D. Distribution Policy
The Master Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.
E. Distributions from Portfolio Funds
Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.
F. Cash and Cash Equivalents
The Master Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.
3. Related Party Transactions and Other
Related Parties
Robeco Investment Management, Inc. (the “Adviser”) serves as the investment adviser of the Master Fund, the Feeder Funds and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. (“Robeco”) and is responsible for developing, implementing and supervising the Master Fund’s investment program and providing day-to-day management services to the Master Fund. The Board has overall responsibility for the management and supervision of the operations of the Master Fund. Employees of the Adviser serve as officers and as members of the Board of the Master Fund.
In consideration of these investment advisory services and pursuant to an advisory agreement between the Master Fund and the Adviser (the “Advisory Agreement”), the Master Fund pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter (the “Master Fund Management Fee”). The Master Fund Management Fee is payable in arrears within five business days after the end of each quarter. The Adviser also provides office space, telephone services and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Statement of Assets and Liabilities includes a management fee payable of $207,408.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
3. Related Party Transactions and Other (concluded)
Related Parties (concluded)
Cooperatieve Centrale Raiffeissen – Boerenleen Bank B.A. (“Rabobank”), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the “BHCA”), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Master Fund, on the other hand, and may restrict the investments and transactions by the Master Fund. Rabobank may be deemed to control the Master Fund for purposes of the BHCA.
Each member of the Board, who is not an “interested person” of the Master Fund, as defined by the 1940 Act, receives an annual fee of $2,000. Any Board member who is an “interested person” does not receive any annual or other fee from the Master Fund. All Board members are reimbursed by the Master Fund for reasonable out-of-pocket expenses.
Other
SEI Investments Global Fund Services (the “Administrator”) provides various administrative services to the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Master Fund and subject to approval by the Master Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Master Fund, pursuant to an administration agreement (the “Administration Agreement”). In consideration of such services, the Master Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Master Fund and the other funds in the “Fund Complex” (as defined in the Administration Agreement) at an annual rate of up to 0.12%, subject to certain fee minimums for each fund, and reimburses the Administrator for certain out-of-pocket expenses. After its initial term of three years, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days’ written notice.
SEI Private Trust Company acts as custodian (the “Custodian”) for the Master Fund’s assets. In consideration for such services, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
4. Fund Expenses
The Master Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Master Fund; audit and tax preparation fees and expenses of the Master Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Master Fund Management Fee; fees and travel- related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund’s transactions among the Adviser and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.
The Master Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% — 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Master Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.
Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Master Fund and do not reflect management fees, advisory fees, brokerage commissions, and other fees and expenses incurred by the funds in which the Master Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.
5. Members’ Capital
Unit transactions for the six-month period ended September 30, 2010 were as follows:

Units outstanding at beginning of period	111,350
Units issued	15,256
Units redeemed	(12,911)

Units outstanding at end of period	113,695

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
6. Borrowings
The Master Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Master Fund, including any borrowings on behalf of portfolio accounts, are subject to a 300% asset coverage requirement under the 1940 Act.
The Master Fund has established a line of credit agreement with Societe Generale as of October 2, 2008, which is collateralized by a security interest in the Master Fund’s custody account. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Master Fund to purchase Portfolio Funds, to meet repurchase requests, and for cash management purposes. In accordance with an amendment to the line of credit agreement made on June 30, 2010, each borrowing shall bear interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate plus 2.15%. The Master Fund also pays a facility fee, based on the size of the line of credit, of 1.15% per annum. At September 30, 2010, the Master Fund had no outstanding borrowings.
7. Capital Accounts and Allocations
The Master Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member’s initial contribution to the capital of the Master Fund (net of any applicable sales load). The Master Fund has chosen to utilize a “per unit” method to account for Members’ capital effective at the inception of the Master Fund. A Member’s contribution is used to purchase Units in the Master Fund. The Units represent the capital account maintained on the Member’s behalf that reflects the Member’s pro rata share of the Master Fund’s capital. A Member’s capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Master Fund in that amount. Each Member’s capital account will be increased by the amount of contributions by the Member to the capital of the Master Fund, plus any amounts credited to the Member’s capital account as described below. Similarly, each Member’s capital account will be reduced by the sum of the amount of any repurchase by the Master Fund of the Units, or portion thereof, of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member’s capital account as described below.
Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Master Fund is made; (iv) any day on which the Master Fund repurchases any Unit or portion of an Unit of any Member; or (v) any day on which any amount is credited to or debited against the capital account of any Member other than an amount to be credited to or debited against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member’s capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
7. Capital Accounts and Allocations (concluded)
Net profits or net losses of the Master Fund for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members’ respective investment percentages for the fiscal period. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Master Fund of Units or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective investment percentages.
8. Indemnifications
In the normal course of business, the Master Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.
9. Financial Instruments with Off-Balance Sheet Risk
In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of the Master Fund’s investment.
10. Concentration of Risk
The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds’ net asset value.
The Master Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risks, such as:

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
10. Concentration of Risk (concluded)
A. Illiquid Investments
The Master Fund’s interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Master Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.
B. Liquidity
The Portfolio Funds generally provide for periodic redemptions, with some Portfolio Funds having lock-up provisions ranging from 3 months to 2 years from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties of 2.0% to 5.0% of net assets. Additionally, certain Portfolio Funds may amend their liquidity provisions and impose additional lock-up restrictions or otherwise restrict the ability of investors to redeem their interests in the fund. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.
C. Credit Risk
The Master Fund will be exposed to credit risk of Portfolio Funds with whom they trade and will always bear the risk of settlement default.
D. Side Pockets
The Master Fund may participate in side pocket investments, either at the Master Fund’s discretion or that of the Portfolio Manager who manages the Portfolio Fund in which the Master Fund invests. A side pocket investment is generally less liquid than others in a Portfolio Fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the Portfolio Managers of their respective Portfolio Funds.
11. Investment Transactions
For the six-month period ended September 30, 2010 the Master Fund had purchases of investments of $12,450,000 and sales of investments of $11,802,960.
12. Investments
As of September 30, 2010, the Master Fund had investments in forty-three Portfolio Funds, none of which were related parties.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
12. Investments (continued)
The Master Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund’s outstanding voting securities, absent an order of the Securities and Exchange Commission (the “SEC”) (or assurances from the SEC staff) under which the Master Fund’s contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Master Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Master Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Master Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Master Fund will equal or exceed 25% of the Portfolio Fund’s assets or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.
Portfolio Funds’ Investment Strategies and Liquidity:
Credit
Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company’s capital structure. Intra-capital structure arbitrage seeks to profit by identifying mis-pricings within a single company’s capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across two different companies. The Portfolio Fund in this category began an orderly wind-down and a return of capital to investors on May 31, 2009.
Distressed
These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security’s price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager’s style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy. Portfolio Funds in this category invest primarily in bonds and equities and are typically exposed, through their trading strategies, to the risks associated with illiquid or restricted securities, interest rate fluctuation, conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 60 to 90 days. Certain Portfolio Funds may permit redemptions during the lock-up period upon the payment of redemption penalties of 3% to 5%. Investments representing approximately 41% of the value of the investments in this category are subject to these penalties. The remaining redemption penalty period for these investments ranges from six to fifteen months at September 30, 2010. Certain Portfolio Funds contain restrictions on the ability to sell investments because the redemption period is as of a different

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
12. Investments (continued)
Portfolio Funds’ Investment Strategies and Liquidity (continued):
Distressed (concluded)
date. The investments in this category as of September 30, 2010 are not under initial lock-ups that would prevent redemptions by the Master Fund.
Event-Driven
Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mis-pricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the “event” internally. Portfolio Funds in this category invest primarily in bonds and equities and are typically exposed, through their trading strategies, to the risks associated with illiquid or restricted securities, interest rate fluctuation, conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 60 to 90 days. Certain Portfolio Funds permit redemptions upon the payment of redemption penalties of 2% to 3%, unless the investment is redeemed on its investment anniversary. Approximately 20% of the assets in this category are subject to these redemption restrictions. The Portfolio Funds in this category have redemption notice periods ranging from 60 to 90 days. Certain Portfolio Funds may permit redemptions during the lock-up period upon the payment of redemption penalties of 5%. Investments representing approximately 9% of the value of the investments in this category are subject to these penalties. The remaining redemption penalty period for these investments is twelve months at September 30, 2010. With respect to a Portfolio Fund restructuring, the Master Fund elected the liquidation option, which was effective as of January 1, 2010. Certain Portfolio Funds contain restrictions on the ability to sell investments because the redemption period is as of a different date. Investments representing approximately 3% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition. The remaining restriction period for these investments is nine months at September 30, 2010.
Fixed Income Relative Value
Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company’s capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings. A Portfolio Fund in this category began an orderly wind-down and a return of capital to investors on May 30, 2008. The other Portfolio Fund in this category has a redemption notice period of 60 days. The investments as of September 30, 2010 in this category are not under initial lock-ups that would prevent redemptions by the Master Fund.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
12. Investments (continued)
Portfolio Funds’ Investment Strategies and Liquidity (continued):
Fundamental Market Neutral
Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 30 to 60 days. The investments as of September 30, 2010 in this category are not under initial lock-ups that would prevent redemptions by the Master Fund.
Long/Short Equity
In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers’ stock selection abilities, on both the long and the short side, are key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style, capitalization, country or regional bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with conducting short sales, trading in options, swaps or futures, using leverage, using forward foreign currency contracts, purchasing when-issued or forward commitment securities and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 30 to 60 days. Certain Portfolio Funds may permit redemptions during the lock-up period upon the payment of redemption penalties of 2% to 3% of net assets. Investments representing approximately 3% of the value of the investments in this category are subject to these penalties. The remaining restriction period for these investments is six months at September 30, 2010. Portfolio Funds representing approximately 10% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition. The remaining restriction period for these investments ranges from six to twelve months at September 30, 2010.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (continued)
12. Investments (concluded)
Portfolio Funds’ Investment Strategies and Liquidity (concluded):
Macro
Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with interest rate fluctuation, conducting short sales, trading in options, futures and swaps, using leverage, using forward foreign currency contracts and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have redemption notice periods ranging from 30 to 90 days. Certain Portfolio Funds may charge redemption penalties of up to 5% of net assets if a redemption is made during the lock-up period or is greater than 25% per quarter upon expiration of the lock-up period. Approximately 52% of the assets in this category are subject to these redemption restrictions. Portfolio Funds representing approximately 8% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition. The remaining restriction period for these investments ranges from six to twelve months at September 30, 2010.
Multi-Strategy Relative Value
In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments. Portfolio Funds in this category are typically exposed, through their trading strategies, to the risks associated with interest rate fluctuation, conducting short sales, trading in options, futures and swaps, using leverage, using forward foreign currency contracts and lending of portfolio securities to brokers, dealers and other financial institutions. The Portfolio Funds in this category have a redemption notice period of 45 days. The investments as of September 30, 2010 in this category are not under initial lock-ups that would prevent redemptions by the Master Fund.
Structured Credit
In Structured Credit funds, Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company’s assets. The Portfolio Manager is usually the “lender of last resort” and will lend at terms that are beneficial to the Portfolio Fund. The Portfolio Funds in this category began orderly wind-downs and return of capital to investors as of August 28, 2009, June 30, 2008, and July 1, 2009, respectively.

Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C.
Notes to Financial Statements (unaudited) (concluded)
13. Tender Offer
On September 29, 2010 the Master Fund offered to purchase up to $10,000,000 of Units tendered by Members of the Master Fund at a price equal to the net asset value as of December 31, 2010. In November 2010, the Master Fund accepted tender offer requests of approximately $4,800,000. The final tender amount will be based upon the December 31, 2010 net asset value.
14. Subsequent Events
Subsequent to period-end through November 29, 2010, the Master Fund received $4,535,000 of subscriptions.

ADVISORY AGREEMENT APPROVAL
The investment advisory agreement between Robeco-Sage Multi-Strategy TEI Master Fund, L.L.C., a Delaware limited liability company (the “Fund”), and Robeco Investment Management, Inc., a Delaware corporation (the “Adviser”) (the “Advisory Agreement”), may be continued in effect from year to year subject to approval by: (i) the Fund’s Board of Managers (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund; provided that, in either event, the continuance must also be approved by a majority of the managers (the “Managers”) who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Managers”), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 2, 2010, a majority of the Managers, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser, which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser under the Advisory Agreement; (ii) information concerning the individuals responsible for the day to day management of the Fund’s assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:
(a) The nature, extent and quality of services provided by the Adviser. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund’s day-to-day operations and its oversight of Fund accounting services. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement, and that these services were of reasonably high quality.
(b) Investment performance of the Fund and the Adviser. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Diversified Index covering periods since the Fund’s inception until March 31, 2010. The Board found the Fund’s overall returns to be generally satisfactory, particularly in light of its relatively low volatility and the general market conditions.
(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Fund. The Managers also considered the cost of the services provided by the Adviser. Under the Advisory Agreement, the Fund pays a fee at the annual rate of 0.75% of the Fund’s average net assets. The Board also considered that, in addition to the fees charged by the Adviser, the Fund also bears its pro rata portion of the advisory fees charged by the portfolio funds in which it invests.
The Managers reviewed information comparing both the services rendered and the fees paid under the Advisory Agreement to those under other advisory contracts of the Adviser and to those under other advisory contracts of other advisers to similar closed-end registered investment companies. In particular, the Board evaluated the Fund’s contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund’s advisory fee rate compared favorably to the fee rates

ADVISORY AGREEMENT APPROVAL (concluded)
paid by such other similar registered funds. The Board also found that the Fund fee rates compared favorably to the fees charged by the Adviser to other accounts with similar investment strategies.
The profitability realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Fund (the “Profitability Analysis”). After reviewing the information contained in the Profitability Analysis, the Board determined that, given the overall performance of the Fund and the quality of services provided, the current profitability of the Adviser seemed reasonable.
(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board also considered whether there were opportunities for economies of scale to be realized by the Fund. The Independent Managers concluded that, although the net assets of the Fund have grown since its inception, the Fund has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser.
Conclusion. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present in person at the September 2, 2010 meeting, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Robeco-Sage Multi-Strategy TEI Fund, L.L.C.

By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart
Chief Executive Officer

Date : December 7, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart
Chief Executive Officer

Date: December 7, 2010

By (Signature and Title)*	/s/ Matthew J. Davis
Matthew J. Davis
Chief Financial Officer

Date: December 7, 2010

*	Print the name and title of each signing officer under his or her signature.